Commitments and Contingencies (Details) - USD ($)				10 Months Ended	12 Months Ended
	Nov. 14, 2024	Nov. 13, 2024	May 30, 2023	Dec. 31, 2023	Dec. 31, 2024	Jan. 22, 2025
Commitments and Contingencies [Line Items]
Additional units shares				7,650,000
Forfeit right purchase shares			6,250,000
Cash underwriting discount (in Dollars)					$ 4,400,000
Deferred underwriting commission percentage					5.00%	50.00%
Base deal an additional percentage					7.00%
Purchase additional amount (in Dollars)					$ 13,100,000
Fee reduction agreement description					Pursuant to the Fee Reduction Agreement, solely in connection with the USARE Business Combination, upon consummation of the Business Combination, CF&CO will accept, in lieu of such Original Deferred Fee: (i) either (at the Company’s option) (A) a cash fee of $4,000,000 or (B) (1) a cash fee of $2,000,000 plus (2) 400,000 shares of New USARE Common Stock, plus (ii) 2.0% of the amount by which the Total Capital Raised (as defined in the Fee Reduction Agreement) exceeds $50,000,000. Additionally, solely if the Company elects to pay the all-cash fee discussed above, CF&CO will forfeit 1,650,000 Private Placement Warrants.
Number of shares					700,000
Non-redeemed shares	300,000	700,000
Change in fair value of forward purchase agreements (in Dollars)					$ 435,568
Forward purchase agreements (in Dollars)					49,275
Harraden Circle Special Opportunities LP [Member]
Commitments and Contingencies [Line Items]
Loss on issuance (in Dollars)	$ 199,098
Non-redeemed shares	700,000
Forward Purchase Agreements [Member]
Commitments and Contingencies [Line Items]
Number of shares	700,000	700,000
Loss on issuance (in Dollars)	$ 85,328	$ 200,417
Forward purchase agreements (in Dollars)					$ 49,275
Business Combination [Member]
Commitments and Contingencies [Line Items]
Number of shares					297,669
Class A Ordinary Shares [Membet]
Commitments and Contingencies [Line Items]
Publicly-held shares	300,000	700,000
Number of shares	300,000	700,000			892,825
Class A Ordinary Shares [Membet] | Harraden Circle Special Opportunities LP [Member]
Commitments and Contingencies [Line Items]
Publicly-held shares	700,000
Number of shares	700,000
Class A Ordinary Shares [Membet] | Business Combination [Member]
Commitments and Contingencies [Line Items]
Number of shares	300,000	700,000
Class A Ordinary Shares [Membet] | Business Combination [Member] | Harraden Circle Special Opportunities LP [Member]
Commitments and Contingencies [Line Items]
Number of shares	700,000
IPO [Member]
Commitments and Contingencies [Line Items]
Additional units shares					3,300,000
Price per shares (in Dollars per share)			$ 10
Gross proceeds percentage					2.00%
IPO [Member] | Underwriters Agreement [Member]
Commitments and Contingencies [Line Items]
Forfeit right purchase shares					300,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units shares			3,000,000
Forfeit right purchase shares					825,000